Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 8 – Commitment and Contingencies

We are engaged from time to time in the defense of lawsuits arising out of the ordinary course and conduct of our business. There is no action, suit, proceeding, inquiry, or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or our subsidiary, threatened against our Company, our common stock, our subsidiary or of our Company or our subsidiary’s officers or directors in their capacities as such.

Litigation against Jonathan Destler, our former Chief Executive Officer and former director, and Don Danks, a former director

On September 30, 2022, a Complaint (the “Complaint”), captioned Securities and Exchange Commission vs. David Stephens, Donald Linn Danks, Jonathan Destler and Robert Lazarus, and Daniel Solomita and 8198381 Canada, Inc., as relief defendants, Case No. ‘22CV1483AJB DEB, was filed in the United States District Court, Southern District of California. In general, the Complaint alleges that Jonathan Destler, a co-founder and our former Chairman and Chief Executive Officer, and a current employee, and Donald Danks, a co-founder, former director, and a former employee, were part of a control group that committed securities fraud in connection with the purchase and sale of securities of Loop Industries, Inc., a Nasdaq-listed company.

On November 22, 2022, an Indictment (the “Indictment”), captioned United States of America v. David Stephens, Donald Danks, Jonathan Destler and Robert Lazarus, Case No. ‘22CR2701 BAS, was filed in the United States District Court, Southern District of California. In general, the Indictment alleges that Mr. Destler and Mr. Danks conspired to and committed securities fraud, based on the same allegations in the Complaint. The indictment also alleges that Donald Danks engaged in money laundering.

Furthermore, the Complaint and the Indictment allege that Mr. Destler and Mr. Danks were part of a control group consisting of four other persons (David Stephens, Jonathan Destler, Don Danks and Robert Lazarus) who used a third person to make an unregistered offering of securities. The third person is a deceased former-stockholder of Opti-Harvest, whose Opti-Harvest shares are now held by his estate.

Mr. Destler is currently our key employee with respect to our business development because of his material role marketing selling our products. Additionally, the Voting Trust Agreement with Mr. Destler terminates on the first to occur of (i) final disposition of the proceedings related to the Complaint and the Indictment, or (ii) mutual agreement of Opti-Harvest and Mr. Destler. If Mr. Destler loses his criminal litigation, it is possible that Mr. Destler could be incarcerated, in which case our marketing and sales could suffer because of his inability to communicate with potential new and existing customers. Furthermore, final disposition of the proceedings related to the Complaint and the Indictment could possibly also mean that Mr. Destler would have voting control over us while being incarcerated. In such event, Mr. Destler’s separation from daily business activities could cause him to make voting decisions without the knowledge of our daily operations that he has today.

Transfer of Voting Control of Mr. Destler’s Opti-Harvest Shares to Opti-Harvest

Although Mr. Destler (and Mr. Danks, who on January 9, 2023, resigned as an employee of Opti-Harvest) have denied to Opti-Harvest the claims made against them in the Complaint and the Indictment, Mr. Destler agreed to resign his positions as a director, Chief Executive Officer, President and Secretary with Opti-Harvest, and transfer voting control (while retaining ownership) of his shares of common stock and Series A Preferred Stock, to the board of directors of Opti-Harvest. Accordingly, Jeffrey Klausner, Opti-Harvest’s, sole director is the sole trustee of a Voting Trust Agreement, dated December 23, 2022, by and among Opti-Harvest, Inc., Mr. Destler, entities Mr. Destler controls, Mr. Destler’s spouse, and Mr. Klausner, pursuant to which Mr. Klausner, on behalf of Opti-Harvest, votes Mr. Destler’s shares of common stock and Series A Preferred Stock.

It should be noted that the term “Trust” in the title “Voting Trust Agreement” is used for naming convention only, and no trust, as an entity, has been created in connection with the Voting Trust Agreement. Accordingly, Mr. Klausner, as the trustee under the Voting Trust, does not owe any fiduciary duty to Mr. Destler, his affiliated entities, or his spouse, under the Voting Trust Agreement. Mr. Klausner’s sole duty under the Voting Trust Agreement is to vote Mr. Destler’s beneficial ownership in Opti-Harvest securities.

Under the Voting Trust Agreement, Mr. Destler had agreed and consented to the appointment of any member of our board of directors to be appointed a trustee under the Voting Trust Agreement. Therefore, future members of our board of directors may become a trustee under the Voting Trust Agreement. Whether any future member of our board of directors may become a trustee under the Voting Trust Agreement would depend on whether any such new director would want to and agree to becoming a trustee under the Voting Trust Agreement.

The Voting Trust Agreement terminates on the first to occur of (i) final disposition of the proceedings related to the Complaint and the Indictment, or (ii) mutual agreement of Opti-Harvest and Mr. Destler.

Advisory Agreements

During the years ended December 31, 2022 and 2021, the Company entered into various advisory agreements in connection with transactions in which the Company, directly or indirectly through one or more affiliates, raises debt capital or receives a loan from one or more investors identified. The advisory agreements generally expire on the date specified by either the advisory firm or the Company, and with 30 days’ notice of termination. The Company agreed to pay up to six percent (6%) of the capital raised if the funding is in the form of debt, equity, mezzanine structure or subordinated debt structure or any other type of transaction. As of September 30, 2023, no transaction has occurred related to the advisor agreements.

DisperSolar LLC (Related Party)

On April 7, 2017 (as amended on December 6, 2018), the Company and DisperSolar LLC (the “Seller”), a California limited liability company, entered into a Patent Purchase Agreement (the “Agreement”) pursuant to which the Company acquired certain patents (intellectual property) of the Seller. The Seller developed the patents for harvesting, transmission, spectral modification and delivery of sunlight to shaded areas of plants. Per the Agreement, the Company was obligated to pay milestone payments, earnout payments, and royalties.

Earnout Payments

The Company is obligated to pay total earnout payments of $800,000 payable on the on-going basis at a rate of 50% of gross margin and/or license revenue from the date of the first commercial sale of a covered product or the first receipt by the Company of license revenue, until the aggregate combined gross margin and license revenue reach $1.6 million.

Royalties

The Company will pay to Seller royalties as follows:

(i)	Following the recognition by the Company of the first $1.6 million in aggregate combined gross margin and license revenue, and until the Company pays to Seller an aggregate amount in royalties of $30 million, the Company shall pay to Seller royalties on sales of covered products at a rate of 8% of gross margin.

(ii)	Once the Company has paid to Seller an aggregate amount in royalties of $30 million, the Company shall pay to Seller royalties on sales of covered products at a rate of 4.75% of gross margin until the earlier of (x) such time as covered products are not covered by any claims of any assigned patent, and (y) the date of the consummation of a Strategic Transaction.

As of September 30, 2023, the Company recorded no earnout or royalties payment obligations as no gross margin was realized.

Strategic Transaction

The Company will pay to Seller 7.6% of all license consideration received by the Company until the date of the consummation of a Strategic Transaction. “Strategic Transaction” means a transaction or a series of related transactions that results in an acquisition of the Company by a third party, including by way of merger, purchase of capital stock or purchase of assets or change of control or otherwise.

Strategic Transaction Consideration. “Strategic Transaction Consideration” means any cash consideration and the fair market value of any non-cash consideration paid to the Company by any acquirer as consideration for the Strategic Transaction, less the costs and expenses incurred by the Company for the purpose of consummating the Strategic Transaction. The Company will pay to Seller a percentage of all license consideration received by the Company as follows:

(i)	3.8% of the first $50 million of the Strategic Transaction Consideration;

(ii)	5.7% of the next $100 million of the Strategic Transaction Consideration (i.e. over $50 million and up to $150 million);

(iii)	7.6% of Strategic Transaction Consideration over $150 million.

Inventor Royalty (Related Party)

On July 5, 2019, the Company and Nicholas Booth (“Mr. Booth”) entered into a Royalty Agreement. Mr. Booth is a member of Dispersolar, LLC and a named inventor of the acquired patents from Dispersolar, LLC discussed above. Effective July 1, 2021, Mr. Booth was employed by the Company as its Chief Technology Officer.

The Company will pay Mr. Booth a percentage of all License Consideration received by the Company as follows:

(a) Once the Company has paid to DisperSolar an aggregate amount in royalties of $30 million under the Agreement, the Company will pay to Booth a percentage of all royalties on sales of Covered Products at a rate of 0.25% of Gross Margin until the earlier of (x) such time as Covered Products are not covered by any claims of any Assigned Patent, and (y) the date of the consummation of a Strategic Transaction.

(b) Opti-Harvest will pay to Booth a percentage of all License Consideration received by the Company on the same terms as payable by the Company to DisperSolar under the Agreement, except that the percentages of License Consideration due to Booth shall be as follows:

(a)	0.4% of all License Consideration received by Opti-Harvest until the date of consummation of a Strategic Transaction;
(b)	0.2% of the first $50 million of the Strategic Transaction Consideration;
(c)	0.3% of the next $100 million of the Strategic Transaction Consideration (i.e. over $50 million and up to $150 million); and
(d)	0.4% of Strategic Transaction Consideration over $150 million.

As of September 30, 2023, no amounts were due for earnouts or royalties.

Both Yosepha Shahak Ravid and Nicholas Booth are members of the Seller, and are named inventors of the acquired patents from the Seller, discussed above. Effective July 1, 2021, Ms. Shahak Ravid, our Chief Science Officer, and Mr. Booth, our Chief Technology Officer, were employed by the Company.

Note 9 – Commitment and Contingencies

We are engaged from time to time in the defense of lawsuits arising out of the ordinary course and conduct of our business. There is no action, suit, proceeding, inquiry, or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or our subsidiary, threatened against our Company, our common stock, our subsidiary or of our Company or our subsidiary’s officers or directors in their capacities as such.

Litigation against Jonathan Destler, our former Chief Executive Officer and former director, and Don Danks, a former director

On September 30, 2022, a Complaint (the “Complaint”), captioned Securities and Exchange Commission vs. David Stephens, Donald Linn Danks, Jonathan Destler and Robert Lazarus, and Daniel Solomita and 8198381 Canada, Inc., as relief defendants, Case No. ‘22CV1483AJB DEB, was filed in the United States District Court, Southern District of California. In general, the Complaint alleges that Jonathan Destler, a co-founder and our former Chairman and Chief Executive Officer, and a current employee, and Donald Danks, a co-founder, former director, and a former employee, were part of a control group that committed securities fraud in connection with the purchase and sale of securities of Loop Industries, Inc., a Nasdaq-listed company.

On November 22, 2022, an Indictment (the “Indictment”), captioned United States of America v. David Stephens, Donald Danks, Jonathan Destler and Robert Lazarus, Case No. ‘22CR2701 BAS, was filed in the United States District Court, Southern District of California. In general, the Indictment alleges that Mr. Destler and Mr. Danks conspired to and committed securities fraud, based on the same allegations in the Complaint. The indictment also alleges that Donald Danks engaged in money laundering.

Furthermore, the Complaint and the Indictment allege that Mr. Destler and Mr. Danks were part of a control group consisting of four other persons (David Stephens, Jonathan Destler, Don Danks and Robert Lazarus) who used a third person to make an unregistered offering of securities. The third person is a deceased former-stockholder of Opti-Harvest, whose Opti-Harvest shares are now held by his estate.

Mr. Destler is currently our key employee with respect to our business development because of his material role marketing selling our products. Additionally, the Voting Trust Agreement with Mr. Destler terminates on the first to occur of (i) final disposition of the proceedings related to the Complaint and the Indictment, or (ii) mutual agreement of Opti-Harvest and Mr. Destler. If Mr. Destler loses his criminal litigation, it is possible that Mr. Destler could be incarcerated, in which case our marketing and sales could suffer because of his inability to communicate with potential new and existing customers. Furthermore, final disposition of the proceedings related to the Complaint and the Indictment could possibly also mean that Mr. Destler would have voting control over us while being incarcerated. In such event, Mr. Destler’s separation from daily business activities could cause him to make voting decisions without the knowledge of our daily operations that he has today.

Transfer of Voting Control of Mr. Destler’s Opti-Harvest Shares to Opti-Harvest

Although Mr. Destler (and Mr. Danks, who on January 9, 2023, resigned as an employee of Opti-Harvest) have denied to Opti-Harvest the claims made against them in the Complaint and the Indictment, Mr. Destler agreed to resign his positions as a director, Chief Executive Officer, President and Secretary with Opti-Harvest, and transfer voting control (while retaining ownership) of his shares of common stock and Series A Preferred Stock, to the board of directors of Opti-Harvest. Accordingly, Jeffrey Klausner, Opti-Harvest’s, sole director is the sole trustee of a Voting Trust Agreement, dated December 23, 2022, by and among Opti-Harvest, Inc., Mr. Destler, entities Mr. Destler controls, Mr. Destler’s spouse, and Mr. Klausner, pursuant to which Mr. Klausner, on behalf of Opti-Harvest, votes Mr. Destler’s shares of common stock and Series A Preferred Stock.

It should be noted that the term “Trust” in the title “Voting Trust Agreement” is used for naming convention only, and no trust, as an entity, has been created in connection with the Voting Trust Agreement. Accordingly, Mr. Klausner, as the trustee under the Voting Trust, does not owe any fiduciary duty to Mr. Destler, his affiliated entities, or his spouse, under the Voting Trust Agreement. Mr. Klausner’s sole duty under the Voting Trust Agreement is to vote Mr. Destler’s beneficial ownership in Opti-Harvest securities.

Under the Voting Trust Agreement, Mr. Destler had agreed and consented to the appointment of any member of our board of directors to be appointed a trustee under the Voting Trust Agreement. Therefore, future members of our board of directors may become a trustee under the Voting Trust Agreement. Whether any future member of our board of directors may become a trustee under the Voting Trust Agreement would depend on whether any such new director would want to and agree to becoming a trustee under the Voting Trust Agreement.

The Voting Trust Agreement terminates on the first to occur of (i) final disposition of the proceedings related to the Complaint and the Indictment, or (ii) mutual agreement of Opti-Harvest and Mr. Destler.

Advisory Agreements

During the years ended December 31, 2022 and 2021, the Company entered into various advisory agreements in connect with transactions in which the Company, directly or indirectly through one or more affiliates, raises debt capital or receives a loan from one or more investors identified. The advisory agreements generally expire on the date specified by either the advisory firm or the Company, and with 30 days’ notice of termination. The Company agreed to pay up to six percent (6%) of the capital raised if the funding is in the form of debt, equity, mezzanine structure or subordinated debt structure or any other type of transaction. As of December 31, 2022, no transaction has occurred related to the advisor agreements.

DisperSolar LLC (Related Party)

On April 7, 2017 (as amended on December 6, 2018), the Company and DisperSolar LLC (the “Seller”), a California limited liability company, entered into a Patent Purchase Agreement (the “Agreement”) pursuant to which the Company acquired certain patents (intellectual property) of the Seller. The Seller developed the patents for harvesting, transmission, spectral modification and delivery of sunlight to shaded areas of plants. Per the Agreement, the Company was obligated to pay milestone payments, earnout payments, and royalties.

Earnout Payments

The Company is obligated to pay total earnout payments of $800,000 payable on the on-going basis at a rate of 50% of gross margin and/or license revenue from the date of the first commercial sale of a covered product or the first receipt by the Company of license revenue, until the aggregate combined gross margin and license revenue reach $1.6 million.

Royalties

The Company will pay to Seller royalties as follows:

(i)	Following the recognition by the Company of the first $1.6 million in aggregate combined gross margin and license revenue, and until the Company pays to Seller an aggregate amount in royalties of $30 million, the Company shall pay to Seller royalties on sales of covered products at a rate of 8% of gross margin.

(ii)	Once the Company has paid to Seller an aggregate amount in royalties of $30 million, the Company shall pay to Seller royalties on sales of covered products at a rate of 4.75% of gross margin until the earlier of (x) such time as covered products are not covered by any claims of any assigned patent, and (y) the date of the consummation of a Strategic Transaction.

As of December 31, 2022 and December 31, 2021, the Company recorded no earnout or royalties payment obligations as no gross margin was realized.

Strategic Transaction

The Company will pay to Seller 7.6% of all license consideration received by the Company until the date of the consummation of a Strategic Transaction. “Strategic Transaction” means a transaction or a series of related transactions that results in an acquisition of the Company by a third party, including by way of merger, purchase of capital stock or purchase of assets or change of control or otherwise.

Strategic Transaction Consideration. “Strategic Transaction Consideration” means any cash consideration and the fair market value of any non-cash consideration paid to the Company by any acquirer as consideration for the Strategic Transaction, less the costs and expenses incurred by the Company for the purpose of consummating the Strategic Transaction. The Company will pay to Seller a percentage of all license consideration received by the Company as follows:

(i)	3.8% of the first $50 million of the Strategic Transaction Consideration;

(ii)	5.7% of the next $100 million of the Strategic Transaction Consideration (i.e. over $50 million and up to $150 million);

(iii)	7.6% of Strategic Transaction Consideration over $150 million.

Inventor Royalty (Related Party)

On July 5, 2019, the Company and Nicholas Booth (“Mr. Booth”) entered into a Royalty Agreement. Mr. Booth is a member of Dispersolar, LLC and a named inventor of the acquired patents from Dispersolar, LLC discussed above. Effective July 1, 2021, Mr. Booth was employed by the Company as its Chief Technology Officer.

The Company will pay Mr. Booth a percentage of all License Consideration received by the Company as follows:

(a) Once the Company has paid to DisperSolar an aggregate amount in royalties of $30 million under the Agreement, the Company will pay to Booth a percentage of all royalties on sales of Covered Products at a rate of 0.25% of Gross Margin until the earlier of (x) such time as Covered Products are not covered by any claims of any Assigned Patent, and (y) the date of the consummation of a Strategic Transaction.

(b) Opti-Harvest will pay to Booth a percentage of all License Consideration received by the Company on the same terms as payable by the Company to DisperSolar under the Agreement, except that the percentages of License Consideration due to Booth shall be as follows:

(a)	0.4% of all License Consideration received by Opti-Harvest until the date of consummation of a Strategic Transaction;
(b)	0.2% of the first $50 million of the Strategic Transaction Consideration;
(c)	0.3% of the next $100 million of the Strategic Transaction Consideration (i.e. over $50 million and up to $150 million); and
(d)	0.4% of Strategic Transaction Consideration over $150 million.

As of December 31, 2022 and December 31, 2021, no amounts were due for earnouts or royalties.

Both Yosepha Shahak Ravid and Nicholas Booth are members of the Seller, and are named inventors of the acquired patents from the Seller, discussed above. Effective July 1, 2021, Ms. Shahak Ravid, our Chief Science Officer, and Mr. Booth, our Chief Technology Officer, were employed by the Company.